13. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2019	2018	2017

Current – Federal	$ 3,207,966	$ 2,689,220	$ 5,043,587
Current – State	126,466	--	--
Total Current	3,334,432	2,689,220	5,043,587

Deferred – Federal	444,780	522,773	(2,445,235)

Total Provision	$ 3,779,212	$ 3,211,993	$ 2,598,352